MARKETABLE SECURITIES (Schedule of classified marketable securities) (Details) (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013
Available-for-sale - Fair Value	$ 1,354,213	$ 2,409,273
Current [Member]
Held-to-maturity - Cost		50,326
Held-to-maturity - Gross Unrealized Gains
Held-to-maturity - Gross Unrealized Losses
Held-to-maturity		50,326
Noncurrent [Member]
Available-for-sale - Cost	1,117,801	2,075,640
Available-for-sale - Gross Unrealized Gains	236,412	347,382
Available-for-sale - Gross Unrealized Losses		13,749
Available-for-sale - Fair Value	1,354,213	2,409,273
Mutual Funds [Member] | Noncurrent [Member]
Available-for-sale - Cost	691,047	1,559,925
Available-for-sale - Gross Unrealized Gains	129,173	242,041
Available-for-sale - Gross Unrealized Losses		12,052
Available-for-sale - Fair Value	820,220	1,789,914
Equity Securities [Member] | Noncurrent [Member]
Available-for-sale - Cost	426,754	515,715
Available-for-sale - Gross Unrealized Gains	107,239	105,341
Available-for-sale - Gross Unrealized Losses		1,697
Available-for-sale - Fair Value	1,354,213	619,359
Certificates Of Deposit [Member] | Current [Member]
Held-to-maturity - Cost		50,326
Held-to-maturity - Gross Unrealized Gains
Held-to-maturity - Gross Unrealized Losses
Held-to-maturity		$ 50,326